Related party disclosures - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation and benefits in kind (excluding share based payments) to key management personnel	$ 1,700,000	$ 1,800,000
Share based payment compensation	26,300,000	26,400,000
Platforme International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Commission generated	600,000	500,000
Payable to related party	200,000	100,000
Conde Nast
Disclosure Of Transactions Between Related Parties [Line Items]
Related party transactions		0
Marketing expenditure			$ 300,000
Alanui S.r.l.
Disclosure Of Transactions Between Related Parties [Line Items]
Payable to related party	$ 400,000	200,000
Ownership interest	53.00%
Sales to related party	$ 1,100,000
Receivable from related party	$ 500,000	$ 300,000